Commitments and Contingencies - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment and Contingencies [Line Items]
Total period of time for payments due under railroad Concession to Mexican government			50 years
Initial percentage of gross revenue payable under railroad Concession to Mexican government			0.50%		0.50%
Initial period of time for payments due under railroad Concession to Mexican government			15 years		15 years
Date the percentage of revenue payable to the Mexican government increases under the Concession			Jun. 24, 2012		Jun. 24, 2012
Percentage of gross revenue payable under railroad Concession to Mexican government after initial fifteen year period			1.25%		1.25%
Materials and Other Expense [Member]
Commitment and Contingencies [Line Items]
Concession duty expense	$ 3.7	$ 3.5	$ 10.5	$ 6.2	$ 9.4	$ 4.9	$ 4.1